PROVISIONS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2019
PROVISIONS AND CONTINGENCIES
Schedule of breakdown of changes in provisions for cases in which an unfavorable outcome is probable, in addition to contingent liabilities and provisions for dismantling

	Provisions for contingencies
					Contingent	Provision for
	Labor	Tax	Civil	Regulatory	liabilities (PPA)	decommissioning	Total
Balance on 12.31.17	980,596	3,579,208	1,055,877	1,103,792	845,796	579,481	8,144,750
Additions (reversal), net (Note 26)	319,056	452,746	395,631	(41,837)	(27,345)	—	1,098,251
Other additions (reversal) (1)	(99,372)	(2,443,047)	(14,119)	—	—	16,752	(2,539,786)
Write-offs due to payment	(541,749)	(51,924)	(598,294)	(117,599)	—	—	(1,309,566)
Monetary restatement	121,155	414,914	165,708	77,860	8,824	77,215	865,676
Balance on 12.31.18	779,686	1,951,897	1,004,803	1,022,216	827,275	673,448	6,259,325
Initial adoption IFRIC 23 (Note 7)	—	(68,945)	—	—	—	—	(68,945)
Additions (reversal), net (Note 26)	152,105	32,719	364,008	93,634	(16,986)	(90,159)	535,321
Other additions (reversal) (1)	(5,709)	—	(2,381)	—	—	(4,191)	(12,281)
Write-offs due to payment	(485,539)	(364,992)	(833,579)	(43,068)	—	—	(1,727,178)
Monetary restatement	99,526	25,270	264,590	72,954	21,433	57,591	541,364
Business combinations (Note 1 c.1)	7,805	—	7	—	—	—	7,812
Balance on 12.31.19	547,874	1,575,949	797,448	1,145,736	831,722	636,689	5,535,418
Balance on 12.31.18
Current	245,805	—	132,124	—	—	—	377,929
Non-current	533,881	1,951,897	872,679	1,022,216	827,275	673,448	5,881,396
Balance on 12.31.19
Current	236,130	—	113,307	25,008	—	—	374,445
Non-current	311,744	1,575,949	684,141	1,120,728	831,722	636,689	5,160,973

(1)Refers mainly to the amounts of inflows and losses against judicial deposits (Note 9).

Schedule of guarantees granted by contingency

	12.31.19	12.31.18
Property and equipment	81,416	94,641
Judicial deposits and garnishments	3,670,885	3,910,014
Letters of guarantee	2,608,463	2,301,210
Total	6,360,764	6,305,865

Labor
PROVISIONS AND CONTINGENCIES
Schedule of provision contingencies

	Amounts involved
Nature/Degree of Risk	12.31.19	12.31.18
Provisions	547,874	779,686
Possible losses	452,070	191,398

Tax
PROVISIONS AND CONTINGENCIES
Schedule of provision contingencies

	Amounts involved
Nature/Degree of Risk	12.31.19	12.31.18
Provisions	1,575,949	1,951,897
Federal (1)	573,229	526,943
State	466,164	909,547
Municipal	34,915	33,607
FUST	501,641	481,800
Possible losses	26,104,867	36,103,128
Federal (1)	2,233,733	12,025,529
State	15,460,028	16,294,685
Municipal	669,114	637,690
FUST, FUNTTEL and FISTEL	7,741,992	7,145,224
(1)

On January 1, 2019, the Company applied the requirements of IFRIC 23 - Uncertainties on Income Tax Treatment and, accordingly, we present the information on income tax and social contribution of December 31, 2019 in note 7

Civil
PROVISIONS AND CONTINGENCIES
Schedule of provision contingencies

	Amounts involved
Nature/Degree of Risk	12.31.19	12.31.18
Provisions	797,448	1,004,803
Possible losses	3,494,626	3,493,655

Regulatory
PROVISIONS AND CONTINGENCIES
Schedule of provision contingencies

	Amounts involved
Nature/Degree of Risk	12.31.19	12.31.18
Provisions	1,145,736	1,022,216
Possible losses	5,645,107	6,119,136